Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Photomedex, Inc. [Member]
Goodwill and Other Intangible Assets

Note 7

Goodwill and Other Intangible Assets:

As part of the purchase price allocation for the reverse acquisition, the Company recorded goodwill in the amount of $24,005 and definite-lived intangibles in the amount of $12,000. Goodwill reflects the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets. Goodwill has an indefinite useful life and therefore is not amortized as an expense, but is reviewed annually for impairment of its fair value to the Company. Activity in goodwill during the year ended December 31, 2016 follows:

Balance at January 1, 2016	$3,581
Disposal on sale of assets	(1,039)
Impairment of goodwill	(2,257)
Translation differences	(285)
Balance at December 31, 2016	$0

During the fourth quarter of 2015, we recorded goodwill and other intangible asset impairment charges of $21,481, as we determined that a portion of the value of our goodwill and other intangible assets was impaired in connection with our annual impairment test. A number of factors contributed to decreased earnings projection including, competition from consumer device companies claiming similar product functionality, our inability to attract sufficient financial resources to quickly increase our advertisement to overcome the market confusion created by competitors, the inability to effectively expand operations into foreign markets and quickly ramp new and innovative product launches in the second half of the year after satisfying the bank covenant defaults of our senior credit facility on June 23, 2015, and a continuing challenging media environment to purchase cost effective advertisement in the USA, our largest product distribution market. The fair value of Goodwill associated with the operating and reporting units were estimated using a combination of Income and Market Approach methodologies to valuation. The Income method of valuation explicitly recognizes the current value of future economic benefits developed by discounting future net cash flows to their present value at a rate the reflects both the current return requirements of the market and the risks inherent in the market. The Market approach measures the value of an asset through the analysis of recent sales or offerings of comparable property.

Our business was organized into three operating and reporting units which are defined as Consumer, Physician Recurring, and Professional Equipment. Upon completion of our annual goodwill impairment analysis as of December 31, 2015 the Company recorded an impairment of Consumer segment goodwill in the amount of $15,654 and an impairment of Physician Recurring segment goodwill of $876.

During the third quarter of 2016, we recorded goodwill and other intangible asset impairment charges of $3,518, as we determined that a portion of the value of our goodwill and other intangible assets was impaired in connection with the pending transaction with ICTV Brands, Inc. See Note 18, Subsequent Event for more information. The Company recorded an impairment of the entire remaining balance of Consumer segment goodwill in the amount of $2,257 and recorded the impairment of the Consumer segment of the intangibles for its licensed technology in the amount of $1,261. The Company derecognized an amount of $1,039 of goodwill related to the Physician Recurring segment in connection with the asset sale of the Neova product line.

In addition, pursuant to ASC 360 the Company tested the long-lived assets and determined that changes in circumstances indicated that its carrying value may not be recoverable. The carrying amount of the assets is considered recoverable if it exceeds the sum of undiscounted cash flows expected from the use or eventual disposition of the asset. As of December 2015 and in connection with its annual budgeting process, the Company determined its acquired intangible assets indicated that the cash flows related to the acquired assets were substantially riskier and subject to shortfalls in revenues and profits relative to original expectations. The Company’s internal operating forecast has been revised downward in terms of revenue growth and profitability for the foreseeable future. The analysis entailed comparing the carrying amount of the long-lived assets as of December 31, 2015 with the sum of their respective projected undiscounted cash flows. The Company recognized and recorded an impairment of Physician Recurring segment intangibles for its trademark, tradename, and customer relationships in the amount of $3,527 and licensed technology in the amount of $1,424. Also in connection with the pending transaction with ICTV Brands, as of December 31, 2016, and based on the expected price of such transaction which management believed represents market approach fair value estimate, the Company recorded an impairment of the Consumer segment intangibles for its Licensed Technology in the amount of $1,261.

The goodwill was allocated among the reportable segments as of December 31, 2016 and 2015 in accordance with the provisions of ASC Topic 350-20 Intangibles-Goodwill and consisted of the following:

	December 31, 2016	December 31, 2015

Consumer segment	$0	$3,519
Physician Recurring segment	0	62
Total goodwill	$0	$3,581

Set forth below is a detailed listing of other definite-lived intangible assets:

	December 31, 2016			December 31, 2015
	Trademarks	Customer Relationships	Total	Trademarks	Customer Relationships	Total
Gross Amount beginning of period	$405	$-	$405	$3,925	$4,356	$8,281

Translation differences	-	-	-	(32)	(67)	(99)
Gross Amount end of period	405	-	405	3,893	4,289	8,182

Disposal	(221)	-	(221)	(531)	(587)	(1,118)
Accumulated amortization	(184)	-	(184)	(1,358)	(1,938)	(3,296)
Impairment	-	-	-	(1,763)	(1,764)	(3,527)

Net Book Value	$-	$0	$-	$241	$0	$241

Related amortization expense was $37 and $777 for the years ended December 31, 2016 and 2015. Customer Relationships embody the value to the Company of relationships that Pre-merged PhotoMedex had formed with its customers. Tradename includes the names and various other trademarks associated with Pre-merged PhotoMedex products.